Available-for-sale Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Apr. 30, 2015 CNY (¥)	Apr. 30, 2015 USD ($)	Oct. 31, 2014 CNY (¥)	Oct. 31, 2014 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Gain on disposal of ordinary shares and Class A ordinary shares and acquisition of Series C preferred shares	¥ 4,643	$ 717	¥ 0	¥ 0
Carrying value of available-for-sale investments	¥ 513,994		¥ 77,093		$ 79,347
Particle Inc. [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of equity interests owned by the Company on an as-if converted basis	46.95%		18.42%		46.95%
Gain on disposal of ordinary shares and Class A ordinary shares and acquisition of Series C preferred shares	¥ 4,600
Total unrealized gains on available-for-sale investments recorded in accumulated other comprehensive loss or income	56,200		¥ 40,300		$ 8,700
Carrying value of available-for-sale investments	¥ 514,000		¥ 77,100		$ 79,300
Series B convertible redeemable preferred shares [Member] | Particle Inc. [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of equity interests acquired on an as-if converted basis								9.34%	9.34%
Cash consideration								¥ 36,800	$ 6,000
Series C convertible redeemable preferred shares [Member] | Particle Inc. [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash consideration						¥ 183,500	$ 30,000
Ordinary shares and Class A ordinary shares [Member] | Particle Inc. [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash consideration						¥ 168,500	$ 27,600